CUSTOMER AND BROKERED DEPOSIT ACCOUNTS - Customer and Brokered Deposit Accounts (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deposits By Type [Abstract]
Demand deposit accounts	$ 103,401	$ 91,190
Savings accounts	164,597	126,174
Money market demand accounts	107,337	78,407
Certificate accounts	372,858	575,175
Brokered accounts		21,367
Deposits, Total	$ 748,193	$ 892,313
Percentage of Demand deposit accounts	14.00%	10.00%
Percentage of Savings accounts	22.00%	14.00%
Percentage of Money market demand accounts	14.00%	9.00%
Percentage of Certificate accounts	50.00%	65.00%
Percentage of Brokered accounts		2.00%
Percentage of total deposits	100.00%	100.00%
Weighted average interest rate	0.50%	0.82%